BORROWINGS	6 Months Ended
Jun. 30, 2024
Borrowings [abstract]
BORROWINGS	BORROWINGS
Wells Fargo Credit Agreement

On March 19, 2024, the Company’s wholly owned subsidiaries, GDC Media Limited, GDC America, Inc., and Roto Sports, Inc., as borrowers, and the Company, as guarantor, entered into a credit agreement (the “Wells Fargo Credit Agreement”) with Wells Fargo Bank, National Association (“Wells Fargo”), as lender. The Wells Fargo Credit Agreement provides for $25,000 term loan (the “Term Loan”) and a $25,000 revolving credit facility (the “Revolving Credit Facility” and, together with the Term Loan, the “Wells Fargo Credit Facility”). Subject to the approval of Wells Fargo, the term loan commitments or revolving commitments may be incrementally increased by up to $10,000 in the aggregate. The Wells Fargo Credit Facility matures on March 19, 2027.

The proceeds from the Wells Fargo Credit Facility, which is available in multi-currency drawdowns, are being, and will be, used for working capital, to settle deferred consideration, for permitted acquisitions, and for general corporate purposes and other permitted uses. As of June 30, 2024 the Company borrowed $18,000 out of $25,000 from the Revolving Credit Facility. Of the $18,000 borrowed, $16,000 was used to pay the initial consideration to the sellers of the Freebets.com Assets, while the remaining $2,000 was used to finance repurchases of the Company’s ordinary shares in the open market under the Company’s share repurchase program (discussed in Note 24). In May 2024, there was a cashless currency conversion of the $16,000 into EUR14,755. As of June 30, 2024, $7,000 was available under the Revolving Credit Facility. Subsequent to the reporting date, the Company borrowed an additional $2,500 from the Revolving Credit Facility. The Revolving Credit Facility is accounted for at amortized cost using the effective interest method. As of June 30, 2024, the Term Loan of $25,000 remained undrawn.

The borrowers may designate each loan under the Wells Fargo Credit Facility as a (1) “Base Rate Loan”, (2) a “Term SOFR Loan”, (3) a “Eurocurrency Rate Loan” or (4) a “Daily Simple RFR Loan.” A Base Rate Loan bears interest at (i) the highest of (a) a Prime Rate, (b) Federal Funds rate plus 0.50% and (c) Adjusted Term Secured Overnight Finance Rate (“SOFR”) for one-month tenor plus 1.00%, (ii) plus an applicable margin of 2.5% per annum (the “Applicable Margin”). A Term SOFR Loan bears interest at a rate of SOFR Rate plus 0.10% plus the Applicable Margin. A Eurocurrency Rate Loan bears interest at an Adjusted Eurocurrency Rate plus the Applicable Margin. A Daily Simple RFR Loan bears interest at an Adjusted Daily Simple RFR Rate plus the Applicable Margin.

The borrowers may prepay the Term Loan, and borrow, prepay and reborrow loans under the Revolving Credit Facility, without premium or penalty, subject to customary breakage costs for certain types of loans. The principal amount of the outstanding loans under the Wells Fargo Credit Facility, together with accrued and unpaid interest, is due on the maturity date. The borrower is also obligated to pay other customary fees for a credit facility of this size and type.

The obligations under the Wells Fargo Credit Agreement are secured by substantially all of the assets of the Company and the wholly subsidiaries that are borrowers under the Wells Fargo Credit Agreement.

The Wells Fargo Credit Agreement requires the Company to comply with a maximum leverage ratio not greater than 3.00 to 1.00, a minimum revenue requirement and a minimum liquidity requirement. Additionally, the Wells Fargo Credit Agreement contains customary negative covenants, including covenants limiting the ability of the Company and its subsidiaries to, among other things, create or incur liens, incur indebtedness, pay dividends or distributions on their capital stock, effect certain mergers, make investments, sell or otherwise dispose of assets and enter into transactions with affiliates, in each case subject to customary exceptions for a credit facility of this size and type. The Company was in compliance with the debt covenants as of June 30, 2024 set forth in the Wells Fargo Credit Agreement.

As At June 30,
2024
As at January 1	—
Proceeds from borrowings	18,000
Issuance costs related to borrowings	(847)
Interest accrued (Note 20)	319
Amortization of issuance costs	71
Interest paid	(174)
Repayment of principal	—
Translation differences	(192)
As at June 30	17,177